Cash and Cash Equivalents - Cash and Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Returns, percentage of CDI	75.00%	90.00%